Equity (Tables)	12 Months Ended
Mar. 31, 2013
Change in Number of Shares Issued and Treasury Stock

The changes in the number of issued shares and treasury stock for the years ended March 31, 2011, 2012 and 2013 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2013	43,650,000	2,182,399

Board of Directors, Approved Stock Repurchase Plan

The meeting of the board of directors approved stock repurchase plans as follows:

Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	¥20,000

Aggregate Number and Price of Shares Repurchased	The aggregate number and price of shares repurchased for the years ended March 31, 2011, 2012 and 2013 were as follows:

Year ended March 31,	Shares	Millions of yen
2011	138,141	¥20,000

Treasury Stock Retired

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 28, 2011	140,000	¥24,195

Number of Increase in Shares Due to Stock Split

The number of increase in shares due to the stock split is as follows.

Shares
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000

Per Share Information Based on Assumption that Split had been Implemented

Per share information based on the assumption that this split had been implemented at the beginning of the fiscal year ended March 31, 2011 is presented as follows for the years ended March 31, 2011, 2012 and 2013.

	Yen
	2011	2012	2013
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	117.97	111.87	119.52

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 Other comprehensive income (loss)	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)
2013 Other comprehensive income (loss)	75,611	45	38,994	(4,740)	109,910

As of March 31, 2013	¥85,197	¥(66)	¥(44,979)	¥(34,771)	¥5,381

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(20,806)	¥8,509	¥(12,297)
Less: Reclassification of realized gains and losses included in net income	11,830	(4,827)	7,003
Unrealized gains (losses) on cash flow hedges	6	(2)	4
Foreign currency translation adjustment	(40,781)	12,523	(28,258)
Less: Reclassification of realized gains and losses included in net income	601	(245)	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(10,755)	4,388	(6,367)
Prior service cost arising during period, net	81	(33)	48
Less: Amortization of prior service cost	(2,274)	928	(1,346)
Less: Amortization of actuarial gains and losses	1,932	(788)	1,144
Less: Amortization of transition obligation	149	(61)	88

Total other comprehensive income (loss)	¥(60,017)	¥20,392	¥(39,625)

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥108,223	¥(38,718)	¥69,505
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	70	(25)	45
Foreign currency translation adjustment	54,319	(15,350)	38,969
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	2,872	(5,169)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥165,368	¥(55,327)	¥110,041